UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-06485
SELIGMAN GLOBAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices)                         (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Portfolio of Investments
Columbia Seligman Global Technology Fund
(formerly known as Seligman Global Technology Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (87.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
General Dynamics Corp.	55,800		$3,417,750

Application Software (20.7%)
Adobe Systems, Inc.	71,900	(b,d)	2,064,968
AsiaInfo-Linkage, Inc.	284,482	(b,c,d)	5,803,433
Aspen Technology, Inc.	517,508	(b,d)	5,656,362
BroadSoft, Inc.	45,023	(b)	389,449
JDA Software Group, Inc.	313,600	(b,d)	7,369,600
Longtop Financial Technologies Ltd., ADR	76,830	(b,c,d)	2,560,744
Mentor Graphics Corp.	699,091	(b,d)	6,725,255
Micro Focus International PLC	1,513,505	(c)	9,813,969
Misys PLC	729,400	(b,c)	2,884,922
NICE Systems Ltd., ADR	202,000	(b,c,d)	5,791,340
Nuance Communications, Inc.	839,199	(b,d)	13,855,175
Parametric Technology Corp.	978,436	(b,d)	17,553,142
Synopsys, Inc.	1,061,872	(b)	23,191,285

Total			103,659,644

Communications Equipment (4.7%)
Cisco Systems, Inc.	455,149	(b)	10,500,287
QUALCOMM, Inc.	280,671		10,687,952
ZTE Corp., Series H	782,000	(c)	2,501,893

Total			23,690,132

Computers & Peripherals (10.9%)
Acer, Inc.	980,980	(c)	2,632,803
Apple, Inc.	102,855	(b)	26,459,448
Electronics for Imaging, Inc.	286,103	(b,d)	3,046,997
EMC Corp.	224,000	(b)	4,432,960
Hewlett-Packard Co.	298,645		13,749,616
Toshiba Corp.	863,000	(b,c)	4,515,291

Total			54,837,115

Diversified Telecommunication Services (0.5%)
Koninklijke KPN NV	180,700	(c)	2,514,628

Electrical Equipment (1.1%)
Nidec Corp.	40,900	(c)	3,839,553
Sensata Technologies Holding NV	105,853	(b,c)	1,714,819

Total			5,554,372

Electronic Equipment, Instruments & Components (2.4%)
AU Optronics Corp.	1,434,000	(c)	1,361,378
AU Optronics Corp., ADR	121,500	(c,d)	1,154,250
Avnet, Inc.	140,600	(b)	3,536,090
Kyocera Corp.	30,000	(c)	2,677,393

Issuer	Shares		Value(a)
Tripod Technology Corp.	429,000	(c)	1,637,149
Young Fast Optoelectronics Co., Ltd.	167,000	(c)	1,441,772

Total			11,808,032

Home Entertainment Software (0.5%)
Activision Blizzard, Inc.	238,600		2,834,568

Household Durables (0.5%)
Sharp Corp.	228,000	(c)	2,499,317

Internet Software & Services (6.2%)
Baidu, Inc., ADR	37,500	(b,c)	3,052,875
Equinix, Inc.	12,100	(b,d)	1,131,471
Google, Inc., Class A	18,000	(b)	8,727,300
Open Text Corp.	313,469	(b,c,d)	12,382,026
SINA Corp.	22,500	(b,c,d)	962,550
Telecity Group PLC	309,557	(b,c)	2,102,926
VeriSign, Inc.	96,208	(b,d)	2,708,255

Total			31,067,403

IT Services (7.8%)
Alliance Data Systems Corp.	73,400	(b,d)	4,219,032
Amdocs Ltd.	810,338	(b,c)	22,146,538
hiSoft Technology International Ltd., ADR	472,300	(b,c)	5,667,600
Rolta India Ltd.	1,955,700	(c)	7,126,962

Total			39,160,132

Leisure Equipment & Products (0.5%)
Nikon Corp.	137,200	(c)	2,385,396

Media (0.2%)
Kabel Deutschland Holding AG	39,527	(b,c,d)	1,246,389

Office Electronics (2.6%)
Canon, Inc.	93,000	(c)	4,053,074
Konica Minolta Holdings, Inc.	138,500	(c)	1,458,907
Xerox Corp.	758,100		7,383,894

Total			12,895,875

Pharmaceuticals (0.5%)
Abbott Laboratories	46,833		2,298,564

Semiconductors & Semiconductor Equipment (10.8%)
Advanced Semiconductor Engineering, Inc., ADR	44,036	(c,d)	166,896
Amkor Technology, Inc.	231,700	(b,d)	1,336,909
Analog Devices, Inc.	250,010		7,427,797
ASML Holding NV	107,200	(c,d)	3,450,768
KLA-Tencor Corp.	127,000		4,022,090
Lam Research Corp.	98,800	(b,d)	4,168,372
Marvell Technology Group Ltd.	252,617	(b,c)	3,769,046
National Semiconductor Corp.	328,718	(d)	4,536,308
Novellus Systems, Inc.	259,300	(b)	6,925,903
ON Semiconductor Corp.	1,399,700	(b,d)	9,447,975
Samsung Electronics Co., Ltd.	5,510	(c)	3,773,973
Sumco Corp.	277,900	(b,c,d)	5,275,563

Total			54,301,600

Issuer	Shares		Value(a)
Systems Software (16.7%)
3i Infotech Ltd.	1,353,800	(c)	1,835,117
BMC Software, Inc.	456,056	(b)	16,226,472
Check Point Software Technologies Ltd.	770,605	(b,c,d)	26,215,982
McAfee, Inc.	115,500	(b)	3,823,050
Microsoft Corp.	704,616		18,186,139
Symantec Corp.	1,190,962	(b,d)	15,446,777
Websense, Inc.	118,985	(b,d)	2,208,362

Total			83,941,899

Total Common Stocks (Cost: $412,028,637)			$438,112,816

Money Market Fund (10.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	53,512,998	(e)	$53,512,998

Total Money Market Fund (Cost: $53,512,998)			$53,512,998

Investments of Cash Collateral Received for Securities on Loan (14.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.2%)
BTM Capital
08-03-10	0.440%	$1,999,658	$1,999,658
Cancara Asset Securitisation LLC
08-12-10	0.330	1,999,468	1,999,468
DZ Bank AG
08-09-10	0.470	2,000,000	2,000,000
Grampian Funding LLC
08-17-10	0.350	1,999,339	1,999,339
LMA Americas LLC
08-20-10	0.360	999,720	999,720
Rhein-Main Securitisation Ltd.
08-30-10	0.500	1,999,083	1,999,083

Total			10,997,268

Certificates of Deposit (3.0%)
Banque et Caisse d’Epargne de l’Etat
08-16-10	0.400	999,645	999,645
Commerzbank AG
08-09-10	0.450	3,000,000	3,000,000
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
Dexia Credit Local
08-16-10	0.630	2,000,018	2,000,018
Lloyds Bank PLC
10-14-10	0.520	1,000,000	1,000,000
Nordea Bank Finland PLC
10-15-10	0.460	1,997,652	1,997,652
Sumitomo Mitsui Banking Corp.
08-20-10	0.370	2,000,000	2,000,000
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000

Total			14,997,315

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (9.3%)(f)
Cantor Fitzgerald & Co. dated 07-30-10, matures 08-02-10, repurchase price $35,000,671	0.230	35,000,000	35,000,000
Goldman Sachs & Co. dated 07-30-10, matures 08-02-10, repurchase price $6,561,320	0.210	6,561,205	6,561,205
Nomura Securities dated 07-30-10, matures 08-02-10, repurchase price $5,000,150	0.360	5,000,000	5,000,000

Total			46,561,205

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $72,555,788)			$72,555,788

Total Investments in Securities (Cost: $538,097,423)(g)			$564,181,602

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at July 31, 2010.

Country	Percentage of net assets

Bermuda	0.8%
Canada	2.5
China	3.6
Germany	0.2
Guernsey	4.4
Hong Kong	0.5
India	1.8
Israel	6.4
Japan	5.3
Netherlands	1.5
South Korea	0.8
Taiwan	1.7
United Kingdom	2.9

Total Foreign Securities	32.4%

United States	80.0%

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investment in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 3, 2010	1,370,738	118,992,798	$6,653	$—
	(USD)	(JPY)

Aug. 4, 2010	2,532,648	1,939,231	—	(5,830)
	(USD)	(EUR)

Total			$6,653	$(5,830)

Notes to Portfolio of Investments

ADR — American Depositary Receipt

EUR — European Monetary Unit

JPY — Japanese Yen

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 32.37% of net assets.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$793
Fannie Mae Grantor Trust	7,199
Fannie Mae Interest Strip	395,848
Fannie Mae Pool	3,695,307
Fannie Mae Principal Strip	33,684
Fannie Mae REMICS	2,935,963
Fannie Mae Whole Loan	471
Federal Farm Credit Bank	755,706
Federal Home Loan Bank Discount Notes	777,078
Federal Home Loan Banks	5,622,331
Federal Home Loan Mortgage Corp	482,462
Federal National Mortgage Association	1,280,744
FHLMC Structured Pass Through Securities	1,093,038
Freddie Mac Coupon Strips	2,548
Freddie Mac Discount Notes	186,591
Freddie Mac Non Gold Pool	1,624,069
Freddie Mac Reference REMIC	28,143
Freddie Mac REMICS	1,763,176
Freddie Mac Strips	236,311
Ginnie Mae I Pool	2,343,740
Ginnie Mae II Pool	2,073,006
Government National Mortgage Association	697,103
United States Treasury Bill	7,519,016
United States Treasury Inflation Indexed Bonds	299,800
United States Treasury Strip Coupon	1,748,711
United States Treasury Strip Principal	97,163

Total market value of collateral securities	$35,700,001

Goldman Sachs & Co. (0.210%)

Security description	Value (a)

Government National Mortgage Association	$6,692,429

Total market value of collateral securities	$6,692,429

Nomura Securities (0.360%)

Security description	Value (a)

AEP Texas Central Transition Funding LLC	$6,437
American Express Credit Account Master Trust	7,280
BA Credit Card Trust	40,850
Banc of America Commercial Mortgage Inc	3,463
Bayview Commercial Asset Trust	19,095
Bear Stearns Commercial Mortgage Securities	1,154
BMW Vehicle Lease Trust	26,671
Capital Auto Receivables Asset Trust	68,702
Capital One Multi-Asset Execution Trust	173,821
CarMax Auto Owner Trust	23,681
Caterpillar Financial Asset Trust	4,059
CenterPoint Energy Transition Bond Co LLC	334,585
Chase Issuance Trust	128,688
Citibank Credit Card Issuance Trust	430,774
Citigroup Commercial Mortgage Trust	287,297
Citigroup/Deutsche Bank Commercial Mortgage Trust	281,230
Discover Card Master Trust	16,930
Discover Card Master Trust I	107,406
Entergy Gulf States Reconstruction Funding LLC	88,137
Fannie Mae Whole Loan	63,513
FHLMC Multifamily Structured Pass Through Certificates	4,350
FHLMC Structured Pass Through Securities	4,559
First Union National Bank Commercial Mortgage	11,368
Ford Credit Auto Owner Trust	707
Ford Credit Floorplan Master Owner Trust	5,666
GE Capital Commercial Mortgage Corp	39,649
Greenwich Capital Commercial Funding Corp	8,932
GS Mortgage Securities Corp II	353,671
Honda Auto Receivables Owner Trust	11,174
Household Automotive Trust	95,936
JP Morgan Chase Commercial Mortgage Securities Corp	202,683
LB-UBS Commercial Mortgage Trust	245,126
MBNA Credit Card Master Note Trust	165,136
Merrill Lynch Floating Trust	47,516
Morgan Stanley Capital I	34,900
Morgan Stanley Dean Witter Capital I	1,135
Nissan Auto Lease Trust	30,668
Nissan Auto Receivables Owner Trust	135,496
Peco Energy Transition Trust	9,920
PG&E Energy Recovery Funding LLC	179,574
PSE&G Transition Funding LLC	56,153
Public Service New Hampshire Funding LLC	46,976
Salomon Brothers Mortgage Securities VII Inc	3,672
SLM Student Loan Trust	488,515
USAA Auto Owner Trust	55,034
Wachovia Bank Commercial Mortgage Trust	891,002
World Omni Automobile Lease Securitization Trust	4,579

Total market value of collateral securities	$5,247,870

(g)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $538,097,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$45,669,000
Unrealized depreciation	(19,584,000)

Net unrealized appreciation	$26,085,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$438,112,816	$—	$—	$438,112,816

Total Equity Securities	438,112,816	—	—	438,112,816

Other
Affiliated Money Market Fund(c)	53,512,998	—	—	53,512,998
Investments of Cash Collateral Received for Securities on Loan	—	72,555,788	—	72,555,788

Total Other	53,512,998	72,555,788	—	126,068,786

Investments in Securities	491,625,814	72,555,788	—	564,181,602
Other Financial Instruments(d)	—	823	—	823

Total	$491,625,814	$72,556,611	$—	$564,182,425

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $26,396,953. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Global Fund Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox Treasurer and Principal Financial Officer

Date	September 28, 2010